Derivative Liability (Narrative) (Details)	12 Months Ended
Feb. 28, 2017 CAD mo
Derivative Liability 1	0.67%
Derivative Liability 2	0.69%
Derivative Liability 3	0.69%
Derivative Liability 4	0
Derivative Liability 5	0
Derivative Liability 6	0
Derivative Liability 7	91.47%
Derivative Liability 8	59.90%
Derivative Liability 9	58.60%
Derivative Liability 10	27
Derivative Liability 11	38
Derivative Liability 12	43
Derivative Liability 13 | CAD	CAD 2.75